Stockholders' Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred stock

The Company has authorized the issuance of 5,000,000 shares of preferred stock, $0.0001 par value. The Company’s board of directors is authorized, at any time, and from time to time, to provide for the issuance of shares of preferred stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the preferred stock or any series thereof. In April 2013, 1,000,000 shares of preferred stock were designated as Series A Convertible Preferred Stock, and in November 2019, 2,000 shares of preferred stock were designated as Series B Convertible Preferred Stock.

Certificate of Designation of Series C Convertible Preferred Stock

On February 9, 2021, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series C Convertible Preferred Stock (the “Certificate of Designations”) with the Delaware Secretary of State, designating 4,280 shares of preferred stock as Series C Convertible Preferred Stock.

Designation. The Company has designated 4,280 shares of preferred stock as Series C Convertible Preferred Stock. Each share of Series C Convertible Preferred Stock has a par value of $0.0001 per share and a stated value of $1,000 (the “Series C Stated Value”).

Dividends. Holders of Series C Convertible Preferred Stock shall be entitled to receive dividends (on an as-if-converted-to-common-stock basis) in the same form as dividends actually paid on shares of the common stock when, as and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of the Series C Convertible Preferred Stock.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of Series C Convertible Preferred Stock shall be entitled to receive the same amount that a holder of common stock would receive if the Series C Convertible Preferred Stock were fully converted (disregarding any conversion limitations) which amounts shall be paid pari passu with all holders of common stock.

Voting Rights. Except as otherwise provided in the Certificate of Designations or as otherwise required by law, the Series C Convertible Preferred Stock shall have no voting rights. However, as long as any shares of Series C Convertible Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series C Convertible Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series C Convertible Preferred Stock or alter or amend the Certificate of Designations, (b) amend its Certificate of Incorporation or other charter documents in any manner that adversely affects any rights of the holders of the Series C Convertible Preferred Stock, (c) increase the number of authorized shares of Series C Convertible Preferred Stock, or (d) enter into any agreement with respect to any of the foregoing.

Conversion. Each share of Series C Convertible Preferred Stock is convertible, at any time and from time to time after the issuance date, at the option of the holder, into such number of shares of common stock determined by dividing the Series C Stated Value by the Series C Conversion Price. “Series C Conversion Price” means $0.30, subject to adjustment in the event of stock split, stock dividends, subsequent right offerings and similar recapitalization transactions.

Forced Conversion. Notwithstanding anything herein to the contrary, after the date that the Company’s stockholder approval is obtained and deemed effective, the Company may deliver a written notice to all holders (the “Forced Conversion Notice Date”) to cause each holder to convert all or part of such holder’s Sereis C Convertible Preferred Stock pursuant to Section 6 (“Forced Conversion”), it being agreed that the “Conversion Date” shall be deemed to occur no later than the earlier of (i) two (2) trading days and (ii) the number of trading days comprising the standard settlement period following the Forced Conversion Notice Date; provided, however, a holder shall only be required to convert pursuant to a Forced Conversion to the extent that such conversion would not cause a holder to exceed its beneficial ownership limitation. On March 10, 2021, the Company obtained the stockholders’ approval forcing the conversion of all the Series C Convertible Preferred Stock. On April 12, 2021, the Company notified holders of its Series C Convertible Preferred Stock of its election to force the conversion to its Series C Convertible Preferred Stock into shares of the Company’s common stock (see below).

Exercisability. A holder of Series C Convertible Preferred Stock may not convert any portion of the Series C Convertible Preferred Stock to the extent that the holder, together with its affiliates and any other person or entity acting as a group, would own more than 4.99% (or, upon election by a holder prior to issuance, 9.99%) of the outstanding shares of the Company’s common stock after conversion, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%.

Series C Convertible Preferred Stock Financing

On February 9, 2021 (the “Effectiveness Date”), the Company entered into securities purchase agreements (collectively, the “Series C Purchase Agreements”) with certain institutional and accredited investors for the sale of an aggregate of 4,276 shares of the Company’s Series C Convertible Preferred Stock and warrants (the “February Warrants”) to purchase up to 14,253,323 shares (the “February Warrant Shares”) of the Company’s common stock for gross proceeds of approximately $4,276,000, before deducting placement agent and other offering expenses of $481,898 which are offset against the proceeds in additional paid in capital. The offering closed on February 12, 2021. Accordingly, the Company recognized a total deemed dividend of $1,403,997 for the beneficial conversion feature in connection with the issuance of these Series C Convertible Preferred Stock.

The February Warrants are exercisable for a period of five years from the date of issuance at an exercise price of $0.30 per share. If, after a period of 180 days after the date of issuance of the February Warrants, a registration statement covering the resale of the February Warrant Shares is not effective, the holders may exercise the February Warrants by means of a cashless exercise.

The Series C Convertible Preferred Stock and the February Warrants each contain a beneficial ownership limitation that restricts each of the investor’s ability to exercise the February Warrants and convert the Series C Convertible Preferred Stock such that the number of shares of the Company common stock held by each of them and their affiliates after such conversion or exercise does not exceed 4.99% (or, at the election of the Investor, 9.99%) of the Company’s then issued and outstanding shares of common stock.

The Series C Purchase Agreement also provides that until the 18 month anniversary of the Effectiveness Date, in the event of a subsequent financing (except for certain exempt issuances as provided in the Series C Purchase Agreement) by the Company, each investor will have the right to participate in such subsequent financing up to an amount equal to the investor’s proportionate share of the subsequent financing based on such investor’s participation in the offering on the same terms, conditions and price provided for in the subsequent financing up to an amount equal to 50% of the subsequent financing. In addition, pursuant to the Series C Purchase Agreement, the Company has agreed that neither it nor its subsidiaries will enter into any agreement to issue or announce the issuance or proposed issuance of any shares of common stock or common stock equivalents to file any registration statement other than as contemplated pursuant to the Registration Rights Agreement (as defined below) for a period of 90 days from the Effectiveness Date. Furthermore, subject to certain exceptions, the Company is prohibited from effecting or entering into an agreement to effect any issuance by the Company or any of its subsidiaries of common stock or common stock equivalents involving a Variable Rate Transaction (as defined in the Series C Purchase Agreement).

In connection with the offering, the Company entered into separate registration rights agreements (“Registration Rights Agreements”) with the investors pursuant to which the Company agreed to undertake to file a registration statement (the “Registration Statement”) to register the resale of the Registrable Securities (as defined in the Registration Rights Agreement) within ten calendar days following the Effectiveness Date. The Company agreed to use its best efforts to cause the Registration Statement covering the Registrable Securities to be declared effective no later than the 60th calendar day following the Effectiveness Date, or in the event of a full review by the Securities and Exchange Commission, the 90th calendar day following the Effectiveness Date, and to maintain the effectiveness of the Registration Statement until all of the Registrable Securities have been sold or are otherwise able to be sold pursuant to Rule 144 under the Securities Act of 1933, as amended. If the Company fails to file the Registration Statement or have it declared effective by the dates set forth above, amongst other things, the Company will be obligated to pay the investors damages in the amount of 1% of their subscription amount, per month, until such events are satisfied. The Registration Statement was filed and declared effective in April 2021.

In addition, pursuant to the terms of the offering, the Company issued Bradley Woods & Co, Ltd. and Katalyst Securities LLC warrants (the “Placement Agent Warrants”) to purchase up to an aggregate of 2,850,664 shares of common stock, or 10% of the shares of common stock issuable upon conversion of the Series C Preferred Stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $0.35 per share, subject to adjustment. The Placement Agent Warrants were valued at the grant date using a Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 0.50%, expected dividend yield of 0%, expected term of 5 years using the simplified method and expected volatility of $169% based on comparable and calculated volatility. The aggregate grant date fair value of these Placement Agent Warrants amounted to approximately $1,106,000 and was recorded against the proceeds with no net effect on the consolidated financials.

The net proceeds of the offering are expected to be used for working capital purposes and to further execute on the Company’s existing business.

Conversion of Series C Convertible Preferred Stock

On April 12, 2021, the Company notified holders of its Series C Convertible Preferred Stock of its election to force the conversion to its Series C Convertible Preferred Stock into shares of the Company’s common stock pursuant to the Certificate of Designations unless such conversion would cause the holder to exceed its beneficial ownership limitation pursuant to the Certificate of Designations. On April 14, 2021, the Company converted 4,049 Series C Convertible Preferred Stock into 13,495,014 shares of common stock. Currently, there are 227 shares of the Company’s Series C Convertible Preferred Stock which remain outstanding.

Common stock

Increase in Authorized Shares

On March 10, 2021, the Company filed an amendment to its Certificate of Incorporation with the Secretary of State of Delaware to increase the authorized number of shares of common stock of the Company from 100,000,000 shares to 500,000,000 shares.

Stock options

On January 18, 2021, the board of directors (“Board of Directors” or “Board”) of the Company approved the Silo Pharma, Inc. 2020 Omnibus Equity Incentive Plan (the “Plan”) to incentivize employees, officers, directors and consultants of the Company and its affiliates. 8,500,000 shares of common stock are reserved and available for issuance under the Plan , provided that certain exempt awards (as defined in the Plan), shall not count against such share limit. The Plan provides for the grant, from time to time, at the discretion of the Company’s Board or a committee thereof, of cash, stock options, including incentive stock options and nonqualified stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation units and other stock or cash-based awards. The Plan shall terminate on the tenth anniversary of the date of adoption by the Board of Directors. Subject to certain restrictions, the Board of Directors may amend or terminate the Plan at any time and for any reason. An amendment of the Plan shall be subject to the approval of the Company’s stockholders only to the extent required by applicable laws, rules or regulations. On March 10, 2021, the stockholders of the Company approved the Plan.

Stock option activities for the nine months ended September 30, 2021 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2020	300,000	$0.0001	3.5	74,970
Granted/issued	—	—	—	—
Forfeited	—	—	—	—
Balance Outstanding, September 30, 2021	300,000	$0.0001	2.79	$58,470
Exercisable, September 30, 2021	300,000	$0.0001	2.79	$58,470

Warrants

Warrant activities for the nine months ended September 30, 2021 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2020	—	—	—	—
Granted	17,353,987	0.31	5.00	—
Forfeited	—	—	—	—
Balance Outstanding, September 30, 2021	17,353,987	$0.31	4.37	$—
Exercisable, September 30, 2021	17,353,987	$0.31	4.37	$—

On January 18, 2021, the Company granted warrants to purchase up to 250,000 shares of the Company’s common stock in exchange for legal services rendered. The warrants have a term of five years from the date of grant and are exercisable at an exercise price of $0.20 per share. The warrants were valued on the grant date at approximately $0.33 per warrant for a total of $83,728 using a Black-Scholes option pricing model with the following assumptions: stock price of $0.35 per share (based on the quoted trading price on the date of grant), volatility of 169%, expected term of five year, and a risk-free interest rate of 0.46%. During the nine months ended September 30, 2021, the Company recorded stock-based compensation of $83,728.

On February 9, 2021, the Company entered into pursuant to securities purchase agreements with certain investors pursuant to which it sold warrants to purchase up to 14,253,323 shares of the Company’s common stock and 4,276 shares of the Company’s Series C Convertible Preferred Stock. The February Warrants are exercisable for a period of five years from the date of issuance at an exercise price of $0.30 per share, subject to adjustment. If, after a period of 180 days after the date of issuance of the February Warrants, a registration statement covering the resale of the February Warrant Shares is not effective, the holders may exercise the February Warrants by means of a cashless exercise. In addition, pursuant to the terms of the offering, the Company issued the Placement Agent Warrants to purchase up to an aggregate of 2,850,664 shares of common stock to its placement agents, or 10% of the shares of common stock issuable upon conversion of the Series C Preferred Stock and February Warrant Shares sold in the offering. The Placement Agent Warrants are exercisable for a period of five years from the closing date of the offering at an exercise price of $0.35 per share, subject to adjustment (see Series C Convertible Preferred Stock Financing above). Such warrants issued to various investors and to the placement agents were recorded as additional paid in capital with an offsetting debit applied against additional paid in capital, thus these warrants have no further accounting effect within the equity section.

NOTE 8 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred stock

The Company has authorized the issuance of 5,000,000 shares of preferred stock, $0.0001 par value. The Company’s board of directors is authorized at any time, and from time to time, to provide for the issuance of shares of preferred stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the preferred stock or any series thereof. In April 2013, 1,000,000 shares were designated as Series A Convertible Preferred Stock and in November 2019, 2,000 shares were designated as Series B Convertible Preferred Stock.

Series A redeemable convertible preferred stock

In April 2013, pursuant to a Series A Preferred Stock Purchase Agreement (the “Preferred Stock Agreement”), the Company issued 4,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”) for $400,000. Holders of Series A Preferred Stock vote together with holders of common Stock on an as-converted basis. Each share of Series A Preferred Stock was currently convertible into 500 shares of common stock at the option of the holder (subject to a 9.99% beneficial ownership limitation) based on a conversion formula (the stated value, currently $100, divided by the conversion rate, currently $0.20). The conversion rate may be adjusted upon the occurrence of stock dividends or stock splits or subsequent equity sales at a price lower than the current conversion rate. Each share had a $100 liquidation value. The holders of Series A Preferred Stock were entitled to receive dividends on an as-converted basis if paid on common stock.

The Series A Convertible Preferred Stock was redeemable at the option of the holder upon the occurrence of certain “triggering events.” In case of a triggering event, the holder had the right to redeem each share held for cash (currently $100/share) or impose a dividend rate on all of the outstanding preferred stock at 6% per annum thereafter. A triggering event occurs if the Company fails to deliver certificates representing conversion shares, fails to pay the amount due pursuant to a buy-in, fails to have available a sufficient number of authorized shares, fails to observe any covenant in the Certificate of Designation unless cured within 30 calendar days, shall be party to a Change in Control Transaction (as defined in the Certificate of Designation of the Series A Convertible Preferred Stock), sustains a bankruptcy event, fails to list or quote its common stock for more than 20 trading days in a twelve-month period, sustains any monetary judgment, writ or similar final process filed against the Company for more than $100,000 and such judgment writ or similar final process shall remain unvacated, unbonded or unstayed for a period of 45 calendar days, or fails to comply with the Asset Coverage (as defined in the Certificate of Designation of the Series A Convertible Preferred Stock requirement.

Because certain of these “triggering events” were outside the control of the Company, the Series A Preferred Stock was classified within the temporary equity section of the accompanying balance sheets.

The Series A Preferred Stock has forced conversion rights where the Company may force the conversion of the Series A Preferred Stock if certain conditions are met. Additionally, the Company may elect to redeem some or all of the outstanding Series A Preferred Stock for the stated value (currently $100/share) provided that proper notice is provided to the holders and that a number of conditions have been met.

The Company believes the carrying amount reported in the balance sheets for the Series A Preferred Stock of $400,000 approximates the fair market value of such preferred stock based on the short-term maturity of these instruments which also equals the redemption value reflected as on the balance sheets as of December 31, 2019.

On March 31, 2017, the Board approved the amendment and restatement of the Certificate of Designation of the Series A Convertible Preferred Stock in order to expressly ensure that holders of the Company’s Series A Preferred Stock have the right to elect at least two directors at all times, have priority over any other class as to distribution of assets and payments of dividends, and have equal voting rights with every other outstanding voting stock. On May 11, 2017, the Company filed the amendment and restatement with the State of Delaware.

Conversion of Series A Preferred Stock into common shares

On August 3, 2020, at the request of the investor, the Company converted 4,000 Series A Preferred Stock into 2,000,000 shares of common stock. After such conversion, the Company reclassified the $400,000 redemption value of the Series A Preferred Stock to additional paid in capital. Accordingly, there are no shares of Series A Preferred Stock issued and outstanding as of December 31, 2020.

Series B convertible preferred stock

In November 2019, the Company filed a Certificate of Designation of the Rights, Preferences, Privileges and Restrictions (“Certificate of Designation”) to designate a series of preferred stock, the Series B Convertible Preferred Stock, with the Secretary of State of the State of Delaware.

The Certificate of Designation established 2,000 shares of the Series B Preferred Stock, par value $0.0001, having such designations, preferences, and rights as determined by the Company’s board of directors in its sole discretion, in accordance with the Company’s Certificate of Incorporation and Amended and Restated Bylaws. The Certificate of Designations provides that the Series B Convertible Preferred Stock shall have no right to vote on any matters on which the common shareholders are permitted to vote. However, as long as any shares of Series B Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series B Preferred Stock, (a) alter or change adversely the powers, preferences or rights given to the Series B Preferred Stock or alter or amend this Certificate of Designation, (b) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a liquidation senior to, or otherwise pari passu with, the Series B Preferred Stock, (c) amend its Certificate of Incorporation or other charter documents in any manner that adversely affects any rights of the holders, (d) increase the number of authorized shares of Series B Preferred Stock, or (e) enter into any agreement with respect to any of the foregoing. The Series B Convertible Preferred Stock ranks senior with respect to dividends and right of liquidation to the Company’s common stock and junior with respect to dividends and right of liquidation to all existing and future indebtedness of the Company and existing and outstanding preferred stock of the Company. Each share of Series B Preferred Stock shall have a stated value of $1,000 (the “Stated Value”).

Except for stock dividends or distributions for which adjustments are to be made pursuant to the certificate of designation, holders shall be entitled to receive, and the Company shall pay, dividends on shares of Series B Preferred Stock equal (on an as-if-converted-to-common-stock basis) to and in the same form as dividends actually paid on shares of the Company’s common stock when, as and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of Series B Preferred Stock.

The Holder of Series B Preferred stock shall have the right from time to time, and at any time after the original issue date, to convert all or any part of the outstanding Series B Preferred Stock into the Company’s common stock. The conversion price (the “Conversion Price”) shall equal $0.20 per share (subject to equitable adjustments by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events).

If, at any time while the Series B Preferred Stock is outstanding, the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents entitling any person to acquire shares of common stock at an effective price per share that is lower than the then Conversion Price (such lower price, the “Base Conversion Price” and such issuances, collectively, a “Dilutive Issuance”), then simultaneously with the consummation (or, if earlier, the announcement) of each Dilutive Issuance the Conversion Price shall be reduced to equal the Base Conversion Price. In addition, if at any time the Company grants, issues or sells any common stock equivalents or rights to purchase stock, warrants, securities or other property pro rata to the record holders of any class of shares of common stock (the “Purchase Rights”), then the Holder will be entitled to acquire, upon the terms applicable to such Purchase Rights, the aggregate Purchase Rights which the Holder could have acquired if the Holder had held the number of shares of common stock acquirable upon complete conversion of such Holder’s Series B Preferred Stock.

On November 29, 2019, the Company entered into Series B Preferred Stock Purchase Agreements with accredited investors whereby the investors agreed to purchase an aggregate of 115 unregistered shares of the Company’s Series B Preferred stock for $115,000, or $1,000 per share. In November 2019, the Company received the cash proceeds of $110,000, net of fees of $5,000 which was charged to additional paid in capital. In connection with the sale of Series B Preferred Stock, the Company issued 575,000 warrants to purchase 575,000 common shares at an exercise price of $0.20 per share, subject to adjustment on terms similar to the Series B preferred shares.

In connection with the issuance of these Series B Preferred Stock warrants, the Company determined that the terms of the Series B Preferred Stock and related warrants contain terms that were fixed monetary amounts at inception and accordingly, were not considered derivatives.

On April 15, 2020, the Company entered into Exchange Agreements with the holders of its Series B Preferred Stock, which shares of Series B Preferred Stock were originally issued in November 2019. Pursuant to the Exchange Agreements, the holders agreed to exchange their 115 shares of Series B Preferred Stock with a stated value of $115,000 and 575,000 warrants issued in connection with the Series B Preferred Stock for an aggregate of 1,437,500 shares of the Company’s common stock at a price of $0.08 per share. After the exchanges, there are no shares of the Company’s Series B Preferred Stock outstanding. The Company issued 1,437,500 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 575,000 shares of common stock, an excess of 862,500 shares of common stock. The excess shares were valued at a price of $0.08 per share. Consequently, in connection with this share exchange, the Company recorded a deemed dividend on this extinguishment of $69,000 during the year ended December 31, 2020.

Common stock

Sale of common stock

Between April 9, 2020 to April 18, 2020, the Company entered into subscription agreements with certain accredited investors pursuant to which it issued an aggregate of 7,764,366 shares of the Company’s common stock for proceeds of $75,644, and subscription receivable of $2,000 or $0.01 per share, for a total of $77,644. The Company collected the subscription receivable of $2,000 on July 6, 2020.

On April 28, 2020, the Company entered into securities purchase agreements (collectively, the “April Purchase Agreements”) with certain institutions and accredited investors for the sale of an aggregate 29,993,750 shares of the Company’s common stock at a price of $0.08 per share for gross proceeds of $2,399,500, before deducting placement agent fees of $242,950 and other offering expenses of $118,460 (the “Private Placement”) for total net proceeds of $2,038,090. The April Purchase Agreements contains customary representations, warranties and covenants of the parties, and the closing was subject to customary closing conditions.

The April Purchase Agreements also provides that until the six month anniversary of the date of the April Purchase Agreements, in the event of a subsequent financing (except for certain exempt issuances as provided in the April Purchase Agreements) by the Company, each investor that invested over $100,000 pursuant to the April Purchase Agreements will have the right to participate in such subsequent financing up to an amount equal to 50% of the subsequent financing on the same terms, conditions and price provided for in the subsequent financing.

In connection with the Private Placement, the Company entered into separate Registration Rights Agreements with the investors, pursuant to which the Company agreed to undertake to file a registration statement to register the resale of the shares underlying the Registrable Securities (as defined therein) within 30 calendar days following the closing date, and to maintain the effectiveness of the registration statement until all of such shares of common stock have been sold or are otherwise able to be sold pursuant to Rule 144. If the Company fails to file the registration statement or have it declared effective by the dates set forth above, amongst other things, the Company is obligated to pay the investors liquidated damages in the amount of 1% of their subscription amount, per month, until such events are satisfied, subject to a cap of 6%.

In conjunction with the Private Placement, all officers and directors of the Company have entered into lock-up agreements pursuant to which they have agreed not to sell their shares of common stock or common stock equivalents in the Company until the twelve-month anniversary of the closing date.

Common stock issued for due diligence fee

In connection with convertible notes (see Note 6), during 2019, the Company issued 86,667 shares of its common stock to the investors as payment for due diligence fees. These shares were valued at $42,000 using the closing price of the Company’s common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.

Common stock issued for services

On January 22, 2019, the Company entered into a consulting agreement with a consultant in connection with the Company’s marketing and branding of its NFID products. The agreement ended on December 31, 2019. For services rendered, the Company paid the consultant an initial payment of $25,000 and, beginning on April 1, 2019, the Company paid the consultant $5,000 per month through December 2019. Additionally, the Company issued 100,000 shares of common stock of the Company to the consultant on a quarterly basis in tranches of 25,000 shares per quarter, commencing on March 31, 2019, and continuing on to the last day of each subsequent quarter in the year 2019. These shares were valued on the January 22, 2019 grant date at $35,000, or $0.35 per common share, based on recent common share sales which shall be amortized over the vesting period. For the year ended December 31, 2019, the Company recorded stock-based professional fees of $35,000. Through December 31, 2019, the Company issued 100,000 shares of its common stock to the consultant.

Common stock issued for future services

On April 17, 2020, the Company entered into one-year advisory agreements with certain accredited investors pursuant to which it agreed to issue an aggregate of 5,117,343 shares of the Company’s common stock to the advisors for advisory services to be rendered. These shares were valued at $409,387, or $0.08 per common share, based on contemporaneous common share sales which are being amortized over the term of the agreements.

On April 17, 2020, the Company entered into a six-month consulting agreement with an accredited investor pursuant to which it agreed to issue an aggregate of 3,468,841 shares of the Company’s common stock to the consultant for consulting services to be rendered. These shares were valued at $277,508, or $0.08 per common share, based on contemporaneous common share sales which is being amortized over the term of the agreement.

During the year ended December 31, 2020, the Company recognized stock-based consulting of $578,924 with a remaining prepaid expense included in prepaid expenses and other current assets of $107,970 at December 31, 2020 to be amortized over the remaining service period.

Common stock issued for employment agreement

On April 17, 2020, the Company entered into an Employment Agreement with the Company’s Chief Executive Officer (“CEO”) pursuant to which CEO will continue to serve as Chief Executive Officer and Chief Financial Officer of the Company. In connection with this employment agreement, the CEO was granted 7,630,949 shares of the Company’s common stock. These shares were valued at $610,476, or $0.08 per common share, based on contemporaneous common share sales. During the year ended December 31, 2020, the Company recognized stock-based compensation of $610,476.

Common stock issued for conversion of Series A and B Preferred Stock

On August 3, 2020, at the request of the investor, the Company converted 4,000 Series A Preferred Stock into 2,000,000 shares of common stock. After such conversion, the Company reclassed the $400,000 redemption value of the Series A Preferred Stock to additional paid in capital.

On April 15, 2020, the Company entered into Exchange Agreements with the holders of its Series B Preferred Stock whereby the holders agreed to exchange their 115 shares of Series B Preferred Stock with a stated value of $115,000 and 575,000 warrants issued in connection with the Series B Preferred Stock for an aggregate of 1,437,500 shares of the Company’s common stock at a price of $0.08 per share. In connection with this share exchange, the Company recorded a deemed dividend on this extinguishment of $69,000 during the year ended December 31, 2020.

Common stock issued for exchange of notes

On April 15, 2020, the Company entered into Exchange Agreements with the holders of certain convertible promissory notes (see Note 6). Pursuant to these Exchange Agreements, the holders agreed to exchange their convertible promissory notes of $330,000 and 1,650,000 warrants issued in connection with this debt for an aggregate of 4,125,000 shares of the Company’s common stock at a price of $0.08 per share. Consequently, the Company recorded a loss on debt extinguishment of $198,000 during the year ended December 31, 2020.

Stock options

Pursuant to a six-month employment agreement with the Company’s Chief Executive Officer (the “Executive”) dated April 15, 2019 (the “Effective Date”), the Company agreed to grant to Executive a five-year option to purchase up to 200,000 shares of the Company’s common stock at an exercise price equal to par value of the Company’s common stock, or $0.0001 per share, of which 100,000 vested on April 15, 2019 and 100,000 vested on July 15, 2019. On October 15, 2019, the Company granted to this same Executive another five-year option to purchase 100,000 shares of the Company’s common stock at an exercise price equal to par value of the Company’s common stock, or $0.0001 per share. Should the Company terminate this employment agreement, the right to purchase shares shall cease as of the date of termination.

Pursuant to a six-month employment agreement dated April 15, 2019 (the “Effective Date”), the Company agreed that an executive officer of the Company will be granted a five-year option to purchase up to 100,000 shares of the Company’s common stock at an exercise price equal to par value of the Company’s common stock, or $0.0001 per share, of which 50,000 vested on April 15, 2019 and 50,000 vested on July 15, 2019. Should the Company terminate this agreement, the right to purchase shares shall cease as of the date of termination. This employment was terminated in October 2019 and accordingly, the 100,000 stock options were forfeited.

The options were valued at the grant date using a Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 2.37%, expected dividend yield of 0%, expected option term of 5 years using the simplified method and expected volatility ranging from 74% to 158.6% based on comparable and calculated volatility. The aggregate grant date fair value of these awards amounted to $142,960 as of December 31, 2019.

For the year ended December 31, 2019, the Company recorded $142,960 of compensation expense related these stock options. Total unrecognized compensation expense related to stock options at December 31, 2019 amounted to $0.

Stock option activities for the year ended December 31, 2020 and 2019 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2018	-	-
Granted	400,000	0.0001
Granted Forfeited	(100,000)	(0.0001)
Balance Outstanding, December 31, 2019	300,000	0.0001	4.5	104,970
Granted	-	-
Forfeited	-	-
Balance Outstanding, December 31, 2020	300,000	$0.0001	3.5	$127,290
Exercisable, December 31, 2020	300,000	$0.0001	3.5	$127,290

Warrants

In October 2019, in connection with the convertible notes Securities Purchase Agreements with accredited investors (see Note 6), the Company issued five-year warrants to purchase up to 1,650,000 shares of the Company’s common stock at an exercise price of $0.20 per share.

In connection with the sale of Series B Preferred Stock as discussed above, the Company issued 575,000 warrants to purchase 575,000 common shares at an exercise price of $0.20 per share, subject to adjustment on terms similar to the Series B preferred shares.

On April 15, 2020, the Company entered into Exchange Agreements with the holders of convertible promissory notes (see Note 5). Pursuant to these Exchange Agreements, the noteholders agreed to exchange their convertible promissory notes of $330,000 and 1,650,000 warrants issued in connection with this debt for an aggregate of 4,125,000 shares of the Company’s common stock at a price of $0.08 per share. After the exchanges, there are no convertible notes outstanding. The Company issued 4,125,000 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 1,650,000 shares of common stock, an excess of 2,475,000 shares of common stock. The excess shares were valued at a price of $0.08 per share. Consequently, the Company recorded a loss on debt extinguishment of $198,000 during the year ended December 31, 2020.

Warrant activities for the year ended December 31, 2020 and 2019 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2018	-	-
Granted	2,225,000	0.20
Forfeited	-	-
Balance Outstanding, December 31, 2019	2,225,000	0.20	4.8	333,750
Granted	-	-		-
Forfeited	(2,225,000)	0.20
Balance Outstanding, December 31, 2020	-	$-	-	$-
Exercisable, December 31, 2020	-	$-	-	$-